Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	0-21121
Entity Registrant Name	TransAct Technologies Incorporated
Entity Central Index Key	0001017303
Entity Tax Identification Number	06-1456680
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Hamden Center
Entity Address, Address Line Two	2319 Whitney Ave
Entity Address, Address Line Three	Suite 3B
Entity Address, City or Town	Hamden
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06518
City Area Code	(203)
Local Phone Number	859-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	TACT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false